Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of the Group's significant segment expenses by nature

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Net revenues	8,315,236	8,721,175	8,761,318
Less：
Cost of revenues	(6,997,566)	(7,268,741)	(7,250,847)
Employee benefits expenses	(1,222,316)	(1,076,605)	(1,013,760)
Rental and property management expenses	(192,664)	(177,969)	(152,274)
Logistic expenses(a)	(145,793)	(131,527)	(126,174)
Traveling expenses	(62,758)	(124,125)	(97,731)
Share-based payments	(31,899)	(17,393)	(108,516)
Credit losses, net	(28,006)	(12,756)	(48,900)
Advertising and promotion expenses	(37,050)	(58,866)	(45,227)
Professional services fee	(50,286)	(32,270)	(44,139)
Depreciation and amortization	(63,881)	(69,105)	(52,447)
Interest expense	(94,182)	(19,343)	(19,003)
Other segment expenses(b)	(120,427)	(37,180)	(69,330)
Segment net losses	(731,592)	(304,705)	(267,030)

Reconciliation of profit or loss
Adjustment and reconciling items	—	—	—
Consolidated net losses	(731,592)	(304,705)	(267,030)

(a)Logistic expenses included outbound shipping costs, inter-warehouse transportation fees, and packaging materials expenditures.

(b)Other segment items included in segment net losses includes interest and investment income, others, net.

Schedule of estimated useful lives of the various classes of assets

Furniture and office equipment	3 – 5 years
Machinery	5 – 10 years
Vehicles	3 – 5 years
Computer equipment	3 – 5 years
Leasehold improvement	shorter of remaining lease period and estimated useful life

Schedule of estimated useful lives of intangible assets

Trademarks	10 years
Patent right	10 years
Software	3 – 5 years
Customer relationship	10 years

Schedule of supplier finance program

	Year ended December 31,
	2023	2024
	RMB	RMB
	(in thousands)

Balance at the beginning of the year	186,261	221,523
Invoices confirmed during the year	621,071	664,691
Confirmed invoices paid during the year	(585,809)	(543,567)
Balance at the end of the year	221,523	342,647